UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave., P.O. Box 2020
Bloomington, IL 61702
(Address of principal executive offices) (Zip code)

James M. Jacobs
Office of the General Counsel
1701 N. Towanda Ave.
Bloomington, IL 61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2008

Item 1. Report to Stockholders.

Semi-Annual Report

June 30, 2008

COUNTRY VP Growth Fund

COUNTRY VP Bond Fund

INVESTMENT ADVISOR’S LETTER TO SHAREHOLDERS

July 2008

Dear Shareholders:

“A billion here, a billion there, pretty soon it adds up to real money.”

This quote has been attributed to the late U.S. Senator Everett Dirksen in commenting on the federal government budget process. It could just as easily refer to the write-downs we have seen financial institutions take over the last nine months as sub-prime lending problems emerged, threatening the stability of the financial system. To date, some $400 billion of assets have been written down in value and the eventual losses have been estimated to approach $1 trillion.

As a result, most major banks and brokerages have had to write down the value of assets taking charges against their equity, then turn to investors to replenish their depleted capital levels. One major brokerage firm, Bear Stearns, effectively failed due to concerns about the company’s liquidity and required a bailout from the Federal Reserve acting in combination with J. P. Morgan Chase Bank. Freddie Mac and Fannie Mae, which collectively own or securitize the majority of mortgages in the country, are now under pressure as concerns about their liquidity and capital adequacy have intensified.  In many ways, it seems there is no end in sight to the credit problems as additional problems are identified and additional charges are taken in successive quarterly reporting periods.

Housing prices, whose gains over the past years had been fueled by easy credit and loose lending standards, have now turned down as well. While there can be significant differences between geographic regions, on average home prices have fallen approximately 20% from peak levels. In turn, sales of existing homes, housing starts, and building permit applications have also dropped.

At the same time, certain inflationary pressures have risen. Oil prices have soared to over $140 per barrel with gasoline topping $4.00 per gallon. Food prices have also risen substantially. All of this has led to increased pressure on the consumer as asset values (home prices) fall and essential spending costs rise.

Given this economic landscape, it is almost surprising that the stock market has not performed worse. The S&P 500 Index is down almost 12% year-to-date, but much of that decline has come from financial and consumer discretionary stocks. Given the increased price of oil, it is not surprising that energy related stocks have performed very well.

The bond market has had its share of volatility as well. Short-term interest rates were cut four times in the first half of the year with the Fed Funds rate now at 2%. However, the markets for mortgage related securities have essentially frozen and rate spreads on corporate bonds and agencies have widened significantly.  Despite the Fed lowering interest rates, mortgage rates remain as high as they were a year ago, further exacerbating housing problems.

As we progress into the second half of 2008 and beyond, we hope to see signs of some stabilization in credit and housing markets, but fear that we will have a protracted wait. Problems in the financial sector cannot get better until home prices stop falling.  Consumer activity remains the “wild card” as a key to the direction of the economy.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Funds may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 800-422-8261 or visiting www.countryinvestment.com.

COUNTRY VP Growth Fund
Inception Date 11/17/03

The annualized returns for the Fund for the period ended June 30, 2008 are as follows:

1 Year	Since Inception
-9.14%	5.83%

Expense Ratio – 0.90%

These returns assume all dividends and capital gains distributions were reinvested in the Fund and reflect voluntary fee waivers in effect.  In the absence of fee waivers, returns would be reduced.  Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.

Over the past year, domestic equity markets as measured by the S&P 500 Index had a total return of -13.12%.  The average mutual fund with similar characteristics as the VP Growth Fund (represented by Lipper, Inc.’s Large Cap Core Funds (Variable Underlying Funds group)) returned -12.49% during this same time period.  The VP Growth Fund’s returns exceeded these returns by 3.98% and 3.35%, respectively.

Equity markets in the first half of 2008 continued to decline from the highs reached in October of 2007.  Credit quality concerns weighed most heavily on the market as financial institutions struggled with the impact of sub-prime mortgage lending and the value of securities backed by such mortgages. The Federal Reserve Board lowered interest rates four times during the period, dropping the Fed Funds rate to 2%, before pausing to assess the impact of the cuts on the overall economy. It is unclear whether the overall economy will slip into recession, but at the very least it seems that consumer spending, especially on discretionary items, will languish as food and energy prices climb and credit markets tighten.

While the VP Growth Fund has performed better in the current environment than the overall market as measured by the S&P 500 Index, it has not been able to avoid a decline in value. We actively adjust portfolio positioning to market developments and are looking for opportunities to take a more constructive stance. Nevertheless, at present, we anticipate a neutral trend in the market, at best, punctuated by sharp, reactionary movements in response to discrete announcements and events.

The annualized total returns for the Fund for the period ending June 30, 2008 are as follows:

COUNTRY VP Bond Fund
Inception Date 11/17/03

1 Year	Since Inception
7.62%	3.83%

Expense Ratio – 0.70%

These returns assume all dividend and capital gain distributions were reinvested in the Fund and reflect voluntary fee waivers in effect.  In the absence of fee waivers, returns would be reduced.  Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.

Despite unfavorable financial market conditions, the Fund posted modest positive returns for the past six months.  Twelve month returns were substantially better.  During these periods the Fund outperformed its peer group.

This was a time of intense volatility for the fixed income markets.  Recessionary conditions caused by the downward spiral in home prices are causing havoc.  Most feel this is the worst housing crisis since the Great Depression.  The world’s largest financial institutions have reported at least $400 billion in credit losses tied to the U.S. housing slump.  As fear gripped investors, there was a flight to safety and Treasury securities became overvalued.  We used this as an opportunity to shift out of Treasuries and into corporate and mortgage securities that offered much higher yields.  Recapitalizing the banking and financial system has created an opportunity for investors to pick up AA and A- rated bonds at a significant discount.  We have sought to capitalize on this opportunity by selectively buying high-quality bank and financial institution debt at these attractive valuations.

Looking forward, we feel fortunate to have missed the subprime meltdown.  Our current strategy is to add risk and yield to the portfolio as opportunities become available.  Credit spreads are near all time wides and present compelling value.

Sincerely,

Bruce D. Finks
Vice President

Please refer to the Portfolio Highlights sections for index and peer average information, including descriptions and performance.  The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market.  The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.

The Lipper Large Cap Core Funds (Variable Underlying Funds) Average consists of Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.  Large-cap core funds have more latitude in the companies in which they invest.  These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index.

The federal government guarantees interest payments from government securities while dividend payments carry no such guarantee.  Government securities, if held to maturity, guarantee the timely payment of principal and interest.

Lipper Analytical Services, Inc. is an independent mutual fund research and ranking agency.  Each Lipper average represents a universe of Funds with similar investment objectives.  Rankings for the periods shown are based on Fund total returns with dividends and distributions reinvested and do not reflect sales charges.

Mutual fund investing involves risk; principal loss is possible.

Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods.  Investments in Asset Backed and Mortgage Backed Securities include additional risks that investors should be aware of, such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

For use only when accompanied or preceded by a prospectus.

The Distributor of the COUNTRY VP Funds is COUNTRY Capital Management Company.

COUNTRY VP Mutual Funds — Expense Example June 30, 2008 (unaudited)

As a shareholder of the COUNTRY VP Growth Fund or COUNTRY VP Bond Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested for the period 1/01/08 – 6/30/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, or other extraordinary expenses as determined under generally accepted accounting principles.   You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COUNTRY VP Growth Fund
			Expenses Paid
	Beginning Account	Ending Account	During Period
	Value 1/1/08	Value 6/30/08	1/1/08 – 6/30/08*
Actual(1)	$1,000.00	$ 911.20	$4.28
Hypothetical(2)	$1,000.00	$1,020.39	$4.52

(1)	Ending account values and expenses paid during period based on a (8.88)% return. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return before expenses.
*	Expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

COUNTRY VP Bond Fund

			Expenses Paid
	Beginning Account	Ending Account	During Period
	Value 1/1/08	Value 6/30/08	1/1/08 – 6/30/08*
Actual(1)	$1,000.00	$1,015.70	$3.51
Hypothetical(2)	$1,000.00	$1,021.38	$3.52

(1)	Ending account values and expenses paid during period based on a 1.57% return. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return before expenses.
*	Expenses are equal to the Fund’s annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

COUNTRY VP Mutual Funds — Allocation of Portfolio Assets June 30, 2008 (unaudited)

COUNTRY VP Growth Fund*

COUNTRY VP Bond Fund*

*  Expressed as a percentage of total investments.

COUNTRY VP Mutual Funds — Portfolio Highlights

COUNTRY VP Growth Fund

Average Annual Returns June 30, 2008
		Since Inception
	1 Year	11/17/03
COUNTRY VP Growth Fund (11/17/03)(1)	-9.14%	5.83%
S&P 500 Index(2)	-13.12%	6.48%
Lipper Large Cap Core Funds (Variable Underlying Funds) Average(3)	-12.49%	6.33%

(1)	Performance would have been lower if returns had taken insurance charges into account.
(2)
The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market.  The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.

(3)
The Lipper Large Cap Core Funds Average consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.  Large-cap core funds have more latitude in the companies in which they invest.  These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index

Ten Largest Holdings (excludes short-term investments)  June 30, 2008

	Value	Percent of Fund
Exxon Mobil Corporation	$378,959	3.03%
WellPoint Inc.	376,514	3.01%
Halliburton Company	350,262	2.80%
Wal-Mart Stores, Inc.	342,820	2.74%
CVS Caremark Corporation	328,431	2.63%
General Electric Company	312,273	2.50%
Johnson & Johnson	308,832	2.47%
Schlumberger Limited	290,061	2.32%
The Procter & Gamble Company	273,645	2.19%
Medtronic, Inc.	269,100	2.15%
	$3,230,897	25.84%

COUNTRY VP Bond Fund

Average Annual Returns June 30, 2008
		Since Inception
	1 Year	11/17/03
COUNTRY VP Bond Fund — (11/17/03)(1)	7.62%	3.83%
Merrill Lynch U.S. Domestic Master Bond Index(2)	7.57%	4.35%
Lipper Intermediate Investment Grade Debt Funds (Variable Underlying Funds) Average(3)	5.35%	3.81%

(1)	Performance would have been lower if returns had taken insurance charges into account.
(2)	The Merrill Lynch U.S. Domestic Master Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities greater than one year.
(3)
The Lipper Intermediate Investment Grade Debt Funds Average consists of funds that, by portfolio practice, invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar weighted average maturities of five to ten years.

Ten Largest Holdings (excludes short-term investments)  June 30, 2008

	Value	Percent of Fund
U.S. Treasury Notes, 3.375%, 07/15/2008	$1,004,766	5.64%
U.S. Treasury Inflation Index Notes, 3.000%, 07/15/2012	524,743	2.95%
Federal Home Loan Bank, 4.500%, 07/02/2015	498,911	2.80%
Government National Mortgage Association, 4.828%, 11/16/2033	473,918	2.66%
Federal Home Loan Mortgage Corp., 4.000%, 11/15/2018	464,029	2.61%
Wachovia Bank Commercial Mortgage Trust, 4.445%, 11/15/2035	443,982	2.49%
U.S. Treasury Bonds, 5.375%, 02/15/2031	388,883	2.18%
JP Morgan Commercial Mortgage Finance Corp., 5.050%, 12/12/2034	295,994	1.66%
Government National Mortgage Association, 5.000%, 07/15/2033	288,041	1.62%
Federal Home Loan Mortgage Corp., 4.500%, 01/15/2014	253,021	1.42%
	$4,636,288	26.03%

COUNTRY VP Mutual Funds — Schedule of Investments June 30, 2008 (unaudited)

COUNTRY VP Growth Fund

	Shares	Value
COMMON STOCKS — 98.29%
Consumer Discretionary — 8.87%
Carter's, Inc. (a)	8,400	$116,088
Comcast Corporation	4,500	85,365
Gentex Corporation	9,350	135,014
H&R Block, Inc.	5,800	124,120
Harley-Davidson, Inc.	1,800	65,268
The Home Depot, Inc.	5,850	137,007
Kohl's Corporation (a)	2,800	112,112
Limited Brands	9,600	161,760
Target Corporation	3,700	172,013
		1,108,747
Consumer Staples — 14.49%
Altria Group, Inc.	3,800	78,128
Archer-Daniels-Midland Company	5,800	195,750
CVS Caremark Corporation	8,300	328,431
The Kroger Co.	5,500	158,785
McCormick & Company	3,400	121,244
Philip Morris International, Inc. (a)	3,800	187,682
The Procter & Gamble Company	4,500	273,645
Sysco Corporation	4,500	123,795
Wal-Mart Stores, Inc.	6,100	342,820
		1,810,280
Energy — 15.05%
Apache Corporation	1,900	264,100
Chesapeake Energy Corp.	3,200	211,072
ChevronTexaco Corp.	1,900	188,347
ConocoPhillips	2,100	198,219
Exxon Mobil Corporation	4,300	378,959
Halliburton Company	6,600	350,262
Schlumberger Limited (b)	2,700	290,061
		1,881,020
Financials — 10.20%
ACE Limited (b)	3,500	192,815
AFLAC INCORPORATED	2,200	138,160
American Express Company	3,600	135,612
American International Group, Inc.	5,200	137,592
Bank of America Corporation	3,000	71,610
The Bank of New York Mellon Corporation	3,013	113,982
Citigroup Inc.	6,500	108,940
JPMorgan Chase & Co.	5,000	171,550
State Street Corp.	1,000	63,990
Wells Fargo & Company	5,900	140,125
		1,274,376
Health Care — 16.05%
Abbott Laboratories	4,050	214,529
Amgen Inc. (a)	3,100	146,196
Forest Laboratories, Inc. (a)	3,500	121,590
Genentech, Inc. (a)	2,300	174,570
Hologic, Inc. (a)	5,400	117,720
Johnson & Johnson	4,800	308,832
Medco Health Solutions, Inc. (a)	2,900	136,880
Medtronic, Inc.	5,200	269,100
Pfizer Inc.	8,000	139,760
WellPoint Inc. (a)	7,900	376,514
		2,005,691
Industrials — 9.56%
3M Co.	2,700	187,893
Caterpillar Inc.	2,550	188,241
Emerson Electric Co.	2,800	138,460
FedEx Corp.	1,700	133,943
General Electric Company	11,700	312,273
Illinois Tool Works, Inc.	3,800	180,538
Westinghouse Air Brake Technologies Corp.	1,086	52,801
		1,194,149
Information Technology — 16.52%
Cisco Systems, Inc. (a)	6,400	148,864
EMC Corporation (a)	7,700	113,113
Intel Corporation	11,200	240,576
International Business Machines Corporation	1,500	177,795
Intuit Inc. (a)	7,000	192,990
Iron Mountain, Inc. (a)	8,900	236,295
Microsoft Corporation	8,750	240,712
Nokia Corp. — ADR	5,400	132,300
Oracle Corp. (a)	7,100	149,100
QUALCOMM Inc.	4,350	193,010
Western Union Company	9,700	239,784
		2,064,539
Materials — 2.53%
Alcoa Inc.	4,500	160,290
Newmont Mining Corporation	3,000	156,480
		316,770
Telecommunication Services — 2.97%
AT&T Inc.	6,900	232,461
Verizon Communications Inc.	3,900	138,060
		370,521
Utilities — 2.05%
Dominion Resources Inc.	5,400	256,446
TOTAL COMMON STOCKS
(Cost $11,422,771)		12,282,539
	Principal
	Amount
SHORT-TERM INVESTMENTS — 1.75%
Money Market Funds — 1.75%
Janus Money Market Fund	$218,208	218,208
TOTAL SHORT-TERM INVESTMENTS
(Cost $218,208)		218,208

TOTAL INVESTMENTS — 100.04%
(Cost $11,640,979)		12,500,747
LIABILITIES IN EXCESS OF
OTHER ASSETS — (0.04)%		(5,183)
TOTAL NET ASSETS — 100.00%		$12,495,564

Percentages are stated as a percent of net assets.
ADR — American Depository Receipt
(a)	Non-income producing.
(b)	Foreign Issuer.

The accompanying notes are an integral part of these financial statements.

COUNTRY VP Mutual Funds — Schedule of Investments June 30, 2008 (unaudited)

COUNTRY VP Bond Fund
	Principal
	Amount	Value
ASSET BACKED SECURITIES — 4.23%
Caterpillar Financial Asset Trust
4.940%, 04/25/2014	$100,000	$100,204
CIT Equipment Collateral
5.050%, 04/20/2014	200,000	201,142
Citibank Credit Card Issuance Trust
4.150%, 07/07/2017	75,000	69,248
Countrywide Asset-Backed Certificates
5.549%, 08/25/2021	113,437	102,480
John Deere Owner Trust
4.890%, 03/16/2015	100,000	99,079
PG&E Energy Recovery Funding LLC
4.470%, 12/25/2014	100,000	98,908
Residential Asset Securities Corporation
4.767%, 10/25/2032	98,097	83,386
TOTAL ASSET BACKED SECURITIES
(Cost $778,623)		754,447

CORPORATE BONDS — 30.41%
Abbott Laboratories
5.600%, 05/15/2011	100,000	104,573
American Honda Finance Corporation
4.500%, 05/26/2009
(Acquired 05/18/2004, Cost $49,894) (a)	50,000	50,298
American International Group, Inc.
5.850%, 01/16/2018	200,000	187,371
Archer-Daniels-Midland Company
5.450%, 03/15/2018	100,000	97,564
AT&T Inc.
5.500%, 02/01/2018	200,000	193,802
Baltimore Gas and Electric Company
6.730%, 06/12/2012	100,000	103,361
BHP Billiton Finance
5.125%, 03/29/2012 (d)	100,000	99,714
Burlington Northern Santa Fe
5.750%, 03/15/2018	150,000	146,611
Citigroup Inc.
5.500%, 08/27/2012	100,000	98,611
E.I. Du Pont De Nemours
5.000%, 01/15/2013	150,000	151,266
General Electric Capital Corporation
4.250%, 12/01/2010	200,000	202,025
3.000%, 06/27/2018 (b)	150,000	144,794
Harley-Davidson Funding
5.250%, 12/15/2012
(Acquired 12/05/2007, Cost $99,886) (a)	100,000	96,629
Hewlett Packard Co.
4.500%, 03/01/2013	200,000	198,085
Honeywell International, Inc.
4.250%, 03/01/2013	200,000	197,165
HSBC Finance Corporation
4.125%, 12/15/2008	200,000	199,690
Ingersoll-Rand Company Ltd.
6.230%, 11/19/2027 (d)	150,000	160,587
International Bank Reconstruction & Development
6.760%, 03/04/2020 (b)	200,000	160,000
JPMorgan Chase & Co.
5.375%, 10/01/2012	250,000	250,753
Kellogg Co.
5.125%, 12/03/2012	150,000	151,973
Merck & Co. Inc.
5.760%, 05/03/2037	75,000	79,531
Merrill Lynch & Co. Inc.
5.450%, 02/05/2013	150,000	141,480
Perforadora Centrale
5.240%, 12/15/2018 (d)	70,009	74,750
Rio Tinto Financial
5.875%, 07/15/2013 (d)	75,000	75,416
Simon Property Group LP
5.750%, 12/01/2015	100,000	97,052
Toyota Motor Credit Corporation
4.350%, 12/15/2010	200,000	204,364
Transocean, Inc.
5.250%, 03/15/2013 (d)	100,000	101,045
United Parcel Service, Inc.
4.500%, 01/15/2013	200,000	200,403
United Technologies Corp.
5.375%, 12/15/2017	150,000	149,881
Verizon Communications Inc.
5.500%, 02/15/2018	100,000	95,131
Vessel Management Services Inc.
4.960%, 11/15/2027	78,000	81,145
Virginia Electric & Power Co.
4.500%, 12/15/2010	250,000	251,319
Wal-Mart Stores, Inc.
4.125%, 02/15/2011	225,000	226,539
6.200%, 04/15/2038	100,000	98,255
Walt Disney Company
4.700%, 12/01/2012	150,000	150,944
Wells Fargo & Company
4.875%, 01/12/2011	150,000	152,068
5.625%, 12/11/2017	150,000	145,131
XTO Energy, Inc.
4.625%, 06/15/2013	100,000	96,670
TOTAL CORPORATE BONDS
(Cost $5,467,765)		5,415,996

MORTGAGE-BACKED SECURITIES — 35.90%
Bank of America Mortgage Securities
5.250%, 10/25/2020	104,880	100,833
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	58,140	55,501
6.000%, 11/25/2036	100,000	90,486
Federal Home Loan Mortgage Corp.
4.500%, 01/15/2014	250,000	253,021
6.500%, 03/01/2015	78,058	81,260
4.000%, 11/15/2018	500,000	464,029
5.000%, 11/15/2018	200,000	199,143
5.750%, 12/15/2018	62,309	63,638
5.000%, 10/01/2020	104,960	104,190
5.000%, 10/15/2031	150,000	147,520
Federal National Mortgage Association
3.500%, 09/01/2013	77,134	74,991
5.000%, 02/01/2014	98,550	99,029
5.000%, 05/01/2023	197,788	195,808
5.500%, 09/01/2025	138,402	138,069
5.500%, 02/01/2033	113,221	112,335
5.290%, 11/25/2033	150,000	152,889
5.000%, 07/01/2034	200,000	191,625
5.500%, 12/01/2035	113,635	112,355
6.500%, 02/25/2044	56,319	58,787
6.500%, 05/25/2044	56,352	59,460
GE Capital Commercial Mortgage Corporation
4.706%, 05/10/2043	144,171	143,557

The accompanying notes are an integral part of these financial statements.

COUNTRY VP Mutual Funds — Schedule of Investments June 30, 2008 (unaudited)

COUNTRY VP Bond Fund (continued)
	Principal
	Amount	Value
GMAC Commercial Mortgage Securities Inc.
3.400%, 04/10/2040	$53,347	$53,225
Government National Mortgage Association
4.500%, 05/20/2014	147,536	147,799
5.500%, 10/20/2015	166,684	170,463
4.104%, 03/16/2018	124,796	124,490
4.116%, 03/16/2019	77,124	76,960
4.031%, 01/16/2021	164,216	163,311
3.727%, 03/16/2027	83,919	83,075
6.000%, 12/15/2031	63,890	65,173
6.000%, 02/15/2032	80,197	81,757
7.000%, 07/15/2032	58,194	61,940
5.000%, 07/15/2033	295,958	288,041
4.828%, 11/16/2033	500,000	473,918
6.000%, 10/15/2036	234,158	238,109
JP Morgan Commercial Mortgage Finance Corp.
5.050%, 12/12/2034	300,000	295,994
Mortgage IT Trust
4.250%, 02/25/2035 (b)	62,158	59,168
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034
(Acquired 01/20/2004, Cost $31,475) (a)	29,733	30,012
6.500%, 10/25/2034
(Acquired 08/18/2004, Cost $55,098) (a)	52,569	53,011
Residential Asset Securitization Trust
4.750%, 02/25/2019	86,941	78,243
5.080%, 11/01/2022	59,055	58,554
5.570%, 03/01/2026	87,930	89,229
Vendee Mortgage Trust
5.750%, 11/15/2032	50,000	50,149
Wachovia Bank Commercial Mortgage Trust
4.445%, 11/15/2035	450,000	443,982
5.232%, 07/15/2041 (b)	75,000	73,498
Wells Fargo Mortgage Backed Securities Trust
4.450%, 10/25/2033	88,713	85,040
5.595%, 07/25/2036 (b)	154,663	151,076
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $6,443,001)		6,394,743

U.S. GOVERNMENT AGENCY ISSUES — 6.16% (c)
Federal Home Loan Bank
4.840%, 01/25/2012	66,889	66,717
4.500%, 07/02/2015 (b)	500,000	498,910
4.500%, 06/19/2018 (b)	100,000	99,868
5.000%, 06/19/2018 (b)	100,000	100,042
4.500%, 06/26/2018 (b)	150,000	149,981
4.000%, 07/09/2018 (b)	100,000	99,530
New Valley Generation IV
4.687%, 01/15/2022	85,366	82,353
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $1,070,890)		1,097,401

U.S. TREASURY OBLIGATIONS — 15.48%
U.S. Treasury Bonds — 3.58%
7.500%, 11/15/2016	200,000	$249,828
5.375%, 02/15/2031	350,000	388,883
		638,711
U.S. Treasury Inflation Index Bonds — 1.01%
2.375%, 01/15/2025	170,916	179,248
U.S. Treasury Inflation Index Notes — 4.68%
3.000%, 07/15/2012	477,820	524,743
1.875%, 07/15/2013	116,941	123,629
2.000%, 01/15/2014	174,359	185,106
		833,478
U.S. Treasury Notes — 6.21%
3.375%, 11/15/2008	1,000,000	1,004,766
4.375%, 11/15/2008	100,000	100,828
		1,105,594
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,703,900)		2,757,031

	Shares
SHORT-TERM INVESTMENTS — 8.72%
Money Market Funds — 8.72%
Federated Prime Obligations Fund	244,046	244,046
Janus Money Market Fund	789,591	789,591
Phoenix Insight Money Market Fund	519,643	519,643
		1,553,280
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,553,280)		1,553,280

TOTAL INVESTMENTS — 100.90%
(Cost $18,017,459)		17,972,898
LIABILITIES IN EXCESS OF
OTHER ASSETS — (0.90)%		(160,867)
TOTAL NET ASSETS — 100.00%		$17,812,031

Percentages are stated as a percent of net assets.
(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.  As of June 30, 2008, these securities represented 1.29% of total net assets.

(b)	The coupon rate shown on variable rate securities represents the rates at June 30, 2008.
(c)	The obligations of certain U.S. Government-Sponsored entities are neither issued nor guaranteed by the United States Treasury.
(d)	Foreign issuer.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities June 30, 2008 (unaudited)

	COUNTRY VP	COUNTRY VP
	Growth Fund	Bond Fund

Assets:
Investments in securities:
At cost	$11,640,979	$18,017,459
At value	$12,500,747	$17,972,898
Receivable for investments sold	5,715	—
Receivable for capital stock sold	2,735	17,206
Dividends receivable	10,774	—
Interest receivable	379	143,542
Prepaid expenses and other assets	1,317	1,629
Total assets	12,521,667	18,135,275
Liabilities:
Payable for investments purchased	—	289,827
Payable for capital stock redeemed	1,169	2,561
Payable to Advisor	2,995	606
Accrued expenses and other liabilities	21,939	30,250
Total liabilities	26,103	323,244
Net Assets	$12,495,564	$17,812,031
Net Assets Consist of:
Paid in capital	11,348,690	17,766,784
Undistributed net investment income	67,373	18,318
Accumulated net realized gain on investments	219,733	71,490
Net unrealized appreciation (depreciation) on investments	859,768	(44,561)
Total — representing net assets applicable to outstanding capital stock	$12,495,564	$17,812,031
Shares outstanding	1,116,635	1,776,900
Net asset value, redemption price and offering price per share	$11.19	$10.02

The accompanying notes are an integral part of these financial statements.

Statements of Operations for the Six Months Ended June 30, 2008 (unaudited)

	COUNTRY VP	COUNTRY VP
	Growth Fund	Bond Fund

Investment Income:
Dividends	$123,290	$—
Interest	1,986	418,686
Total investment income	125,276	418,686
Expenses:
Investment advisory fees (Note F)	48,252	43,687
Transfer agent fees	2,806	3,012
Professional fees	14,928	20,586
Printing	546	752
Custody fees	2,265	2,895
Administration fees	4,285	6,023
Accounting fees	3,938	10,461
Miscellaneous fees	1,014	1,296
Insurance	1,616	1,980
Trustees' fees	2,436	3,308
Registration fees	546	546
Total expenses	82,632	94,546
Less: Expenses waived (Note F)	(24,729)	(33,382)
Net expenses	57,903	61,164
Net Investment Income	67,373	357,522
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	104,253	155,685
Net change in unrealized depreciation on investments	(1,390,948)	(253,118)
Net realized and unrealized loss on investments	(1,286,695)	(97,433)
Increase (Decrease) in Net Assets Resulting from Operations	$(1,219,322)	$260,089

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	COUNTRY VP Growth Fund		COUNTRY VP Bond Fund
	Six Months		Six Months
	Ended 6/30/08	Year Ended	Ended 6/30/08	Year Ended
	(unaudited)	12/31/07	(unaudited)	12/31/07
Operations:
Net investment income	$67,373	$142,599	$357,522	$671,286
Net realized gain on investments	104,253	678,674	155,685	20,535
Net change in unrealized appreciation (depreciation) on investments	(1,390,948)	89,655	(253,118)	459,949
Net increase (decrease) in net assets resulting from operations	(1,219,322)	910,928	260,089	1,151,770
Dividends and Distributions to Shareholders (Note B):
Net investment income	—	(142,885)	(344,973)	(671,149)
Net realized gains on investments	—	(734,188)	—	—
Total distributions	—	(877,073)	(344,973)	(671,149)
Capital Stock Transactions — (Net) (Note C)	(43,893)	306,779	1,108,642	597,552
Total increase (decrease) in net assets	(1,263,215)	340,634	1,023,758	1,078,173
Net Assets:
Beginning of period	13,758,779	13,418,145	16,788,273	15,710,100
End of period*	$12,495,564	$13,758,779	$17,812,031	$16,788,273
* Including undistributed net investment income of	$67,373	$—	$18,318	$5,769

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The table below sets forth financial data for a share of capital stock outstanding throughout each of the periods presented.

	COUNTRY VP Growth Fund

	Six Months						For the
	Ended		Year	Year	Year	Year	Period
	June 30,		Ended	Ended	Ended	Ended	11/17/03(1)
	2008		December 31,	December 31,	December 31,	December 31,	through
	(unaudited)		2007	2006	2005	2004	12/31/03
Net asset value, beginning of period	$12.28		$12.23	$11.47	$11.19	$10.61	$10.00
Income from investment operations
Net investment income	0.06		0.13	0.17	0.13	0.13	0.01
Net realized and unrealized gain (loss)	(1.15)		0.71	1.06	0.47	0.68	0.61
Total from investment operations	(1.09)		0.84	1.23	0.60	0.81	0.62
Less distributions
Dividends from net investment income	—		(0.13)	(0.17)	(0.14)	(0.13)	(0.01)
Distributions from capital gains	—		(0.66)	(0.30)	(0.18)	(0.10)	—
Total distributions	—		(0.79)	(0.47)	(0.32)	(0.23)	(0.01)
Net asset value, end of period	$11.19		$12.28	$12.23	$11.47	$11.19	$10.61
Total investment return(2)	(8.88	)%**	6.88%	10.83%	5.33%	7.60%	6.20	%**
Ratios/Supplemental Data
Net assets, end of period (in 000's)	$12,496		$13,759	$13,418	$12,403	$11,521	$10,608
Ratio of expenses to average net assets:
Before expense waiver
and reimbursement(3)	1.28	%*	1.24%	1.32%	1.48%	1.41%	2.07	%*
After expense waiver
and reimbursement(3)	0.90	%*	0.90%	0.90%	0.90%	0.90%	0.90	%*
Ratio of net investment income
to average net assets:
Before expense waiver
and reimbursement(3)	0.66	%*	0.67%	1.02%	0.58%	0.67%	(0.33	)%*
After expense waiver
and reimbursement(3)	1.04	%*	1.01%	1.44%	1.16%	1.18%	0.84	%*
Portfolio turnover rate	8.57	%**	29.33%	26.70%	14.11%	13.18%	0.00	%**

(1)	Commencement of operations.
(2)	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.
(3)	Ratios do not include fees and expenses of any variable annuity contract or variable life insurance policy.
*	Annualized.
**	Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The table below sets forth financial data for a share of capital stock outstanding throughout each of the periods presented.

	COUNTRY VP Bond Fund
	Six Months						For the
	Ended		Year	Year	Year	Year	Period
	June 30,		Ended	Ended	Ended	Ended	11/17/03(1)
	2008		December 31,	December 31,	December 31,	December 31,	through
	(unaudited)		2007	2006	2005	2004	12/31/03
Net asset value, beginning of period	$10.06		$9.77	$9.84	$10.03	$10.01	$10.00
Income from investment operations
Net investment income	0.21		0.41	0.38	0.35	0.29	0.02
Net realized and unrealized gain (loss)	(0.05)		0.29	(0.07)	(0.17)	0.05	0.01
Total from investment operations	0.16		0.70	0.31	0.18	0.34	0.03
Less distributions
Dividends from net investment income	(0.20)		(0.41)	(0.38)	(0.37)	(0.31)	(0.02)
Distributions from capital gains	—		—	—	—	(0.01)	—
Total distributions	(0.20)		(0.41)	(0.38)	(0.37)	(0.32)	(0.02)
Net asset value, end of period	$10.02		$10.06	$9.77	$9.84	$10.03	$10.01
Total investment return(2)	1.57	%**	7.23%	3.34%	1.82%	3.46%	0.35	%**
Ratios/Supplemental Data
Net assets, end of period (in 000's)	$17,812		$16,788	$15,710	$15,465	$15,252	$15,011
Ratio of expenses to average net assets:
Before expense waiver
and reimbursement(3)	1.08	%*	1.05%	1.23%	1.50%	1.38%	1.90	%*
After expense waiver
and reimbursement(3)	0.70	%*	0.70%	0.70%	0.70%	0.70%	0.70	%*
Ratio of net investment income
to average net assets:
Before expense waiver
and reimbursement(3)	3.70	%*	3.82%	3.28%	2.76%	2.20%	0.86	%*
After expense waiver
and reimbursement(3)	4.08	%*	4.17%	3.81%	3.56%	2.88%	2.06	%*
Portfolio turnover rate	20.23	%**	13.59%	11.46%	18.36%	35.22%	11.30	%**

(1)	Commencement of operations.
(2)	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.
(3)	Ratios do not include fees and expenses of any variable annuity contract or variable life insurance policy.
*	Annualized.
**	Not annualized.

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Notes to Financial Statements June 30, 2008 (unaudited)

Note (A) Organization and Significant Accounting Policies:  The COUNTRY Mutual Funds Trust represent a series of four funds (referred to herein as “Funds”). Each of the Funds has distinct investment objectives and policies. These financial statements contain two of the four Funds. The two VP Funds are as follows: COUNTRY VP Growth Fund (“VP Growth Fund”); and COUNTRY VP Bond Fund (“VP Bond Fund”) (collectively, the “COUNTRY VP Funds”). The COUNTRY Mutual Funds Trust was organized as a business trust under the laws of Delaware on August 13, 2001. The COUNTRY VP Funds commenced operations on November 17, 2003. The Funds are registered under the Investment Company Act of 1940 (the “Act”), as amended, as diversified, open-ended management investment companies.

The Funds’ prospectus provides descriptions of each Fund’s investment goals and principal strategies.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

(1) Security Valuation: Securities are valued at fair value. In valuing a Fund’s assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined.  If there has been no sale on such exchange on such day, the security is valued at the closing bid price on such day.  Securities primarily traded in the Nasdaq National Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last bid price on the day of valuation. Over-the-counter securities not listed on the Nasdaq National Market System are valued at the mean of the current bid and asked prices. Securities other than short-term securities may also be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair market value of such securities. Short-term investments, such as those with a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates fair market value.  The money market funds held by the individual Funds are valued at net asset value. Securities may be valued at fair value as determined in good faith by the Board of Trustees.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.  FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The Funds adopted FAS 157 effective January 1, 2008.  A summary of the fair value hierarchy under FAS 157 is described below.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical securities.
Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2008:

	Investments in Securities
Description	VP Growth Fund	VP Bond Fund
Level 1 — Quoted prices	$12,500,747	$5,325,359
Level 2 — Other significant
observable inputs	—	12,647,539
Level 3 — Significant
unobservable inputs	—	—
Total	$12,500,747	$17,972,898

(2) Investment Income and Securities Transactions:  Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date. Interest income is accrued daily and adjusted, if necessary, for accretion of discount and amortization of premium. Securities transactions are accounted for on the trade date basis. Gains or losses on the sale of securities are determined by use of the specific identification method for both financial reporting and income tax purposes.

(3) Federal Income Taxes:  The Funds have elected to be treated as “regulated investment companies” under Subchapter M of the Internal Revenue Code and intend to distribute substantially all of their net taxable ordinary income and long-term capital gains, if any, at least annually. Accordingly, no provisions for Federal income and excise taxes have been recorded in the accompanying financial statements.

(4) Dividends and Distributions:  Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(5) Other:  Expenses shared by the Trust are generally allocated to each Fund based upon relative net assets. Expenses directly attributable to a Fund are allocated directly to that Fund.

Note (B) Dividends from Net Investment Income and Distributions of Capital Gains:  The VP Growth Fund declares and distributes net investment income dividends to shareholders

COUNTRY Mutual Funds — Notes to Financial Statements June 30, 2008 (unaudited) (continued)

twice a year. The VP Bond Fund declares and distributes net investment income dividends to shareholders monthly. Dividends are automatically reinvested in additional Fund shares, at the then current net asset value, for those shareholders that have elected the reinvestment option. Net realized gains from investment transactions, if any, of all Funds are distributed at least annually.

Note (C) Capital Stock:  At June 30, 2008, each of the Funds is authorized to issue an unlimited number of shares.

Transactions in capital stock were as follows:

	VP Growth Fund				VP Bond Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2008		December 31, 2007		June 30, 2008		December 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	13,615	$158,207	31,864	$406,218	110,020	$1,120,592	64,868	$637,580
Shares issued through
reinvestment of dividends	—	—	7,155	88,603	4,737	47,823	5,721	56,329
Shares redeemed	(17,821)	(202,100)	(14,944)	(188,042)	(5,919)	(59,773)	(9,767)	(96,357)
Net increase (decrease) in capital stock	(4,206)	$(43,893)	24,075	$306,779	108,838	$1,108,642	60,822	$597,552

Note (D) Investment Transactions:  Purchases and sales of investment securities, other than U.S. government obligations and short-term investments, for the six months ended June 30, 2008 were as follows:

	Purchases	Sales
VP Growth Fund	$1,101,523	$1,186,590
VP Bond Fund	$3,479,602	$2,150,179

For the six months ended June 30, 2008, the aggregate cost of purchases and proceeds from sales of U.S. government securities were as follows:

	Purchases	Sales
VP Growth Fund	$—	$—
VP Bond Fund	$—	$1,190,906

Note (E) Income Tax Information:

At December 31, 2007, the components of accumulated earnings (losses) on a tax basis were as follows:

	VP Growth Fund	VP Bond Fund
Cost of investments	$11,530,308	$16,477,641
Gross unrealized appreciation	$2,953,475	$261,377
Gross unrealized depreciation	(702,759)	(52,820)
Net unrealized appreciation	$2,250,716	$208,557
Undistributed ordinary income	$15,099	$5,769
Undistributed long-term capital gains	100,381	—
Total distributable earnings	$115,480	$5,769
Other accumulated losses	$—	$(84,195)
Total accumulated earnings	$2,366,196	$130,131

For fiscal year 2007, there were no differences between cost of investments for financial reporting and cost of investments for Federal income tax.

The tax character of distributions paid during the six months ended June 30, 2008 and the year ended December 31, 2007 were as follows:

	For the Six Months Ended	For the Year Ended
	June 30, 2008	December 31, 2007
VP Growth Fund
Ordinary income	$—	$186,966
Long-term capital gain	—	690,107
	$—	$877,073

	For the Six Months Ended	For the Year Ended
	June 30, 2008	December 31, 2007
VP Bond Fund
Ordinary income	$344,973	$671,149
Long-term capital gain	—	—
	$344,973	$671,149

COUNTRY Mutual Funds — Notes to Financial Statements June 30, 2008 (unaudited) (continued)

The Funds designated as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended December 31, 2007.

Capital loss carryovers and post-October loss deferrals as of December 31, 2007 were as follows:

	Net Capital Loss	Capital Loss	Post-October
	Carryover(1)	Carryover Expiration	Losses(2)
VP Growth Fund	$—	—	$—
VP Bond Fund	44,936	2013	—
	24,686	2014
	14,573	2015

(1)	Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryforwards.
(2)	Loss is recognized for tax purposes on January 1, 2008.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Adoption of FIN 48 was required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and was to be applied to all open tax years ended December 31, 2004 through December 31, 2007.

The portfolios have adopted FIN 48 and as of June 30, 2008 the portfolios did not have any tax positions that did not meet the “more-likely-than-not threshold” of being sustained by the applicable tax authority.

Note (F) Advisory and Other Related Party Transactions:  Under its Advisory Agreement with the Funds, COUNTRY Fund Management, a department of COUNTRY Trust Bank (the “Advisor”), provides investment advisory services for the Funds. The Funds pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund: VP Growth Fund 0.75% and VP Bond Fund 0.50%. These fees are accrued daily and paid to the Advisor monthly. COUNTRY Trust Bank serves as the Funds’ Custodian, without compensation after voluntary waivers. Custody fees waived for VP Growth Fund and VP Bond Fund for the six months ended June 30, 2008 were: $2,265 and $2,895, respectively.

The Advisor has agreed to reduce its fees and reimburse the VP Growth Fund to the extent total annualized expenses exceed 0.90% of average daily net assets and the VP Bond Fund to the extent total annualized expenses exceed 0.70% of average daily net assets.  These agreements may be terminated at any time after May 31, 2010.

Investment advisory fees and expenses reimbursed by the Advisor for the six months ended June 30, 2008, were as follows:

			Expenses
			Waived and
	Advisory	Advisory	Reimbursed
	Rate	Fee	by Advisor*
VP Growth Fund	0.75%	$48,252	$22,464
VP Bond Fund	0.50%	$43,687	$30,487

*  Excludes waiver of custody fees.

At June 30, 2008, 89.6% of the shares outstanding of the VP Growth Fund and 84.4% of the shares outstanding of the VP Bond Fund were owned by COUNTRY Mutual Insurance Company.

The legal counsel to the Funds also serves as in-house counsel to the Advisor and COUNTRY Trust Bank and as Secretary to the Funds. Legal fees incurred by the VP Growth Fund and VP Bond Fund for the six months ended June 30, 2008 were:  $2,000 and $2,678, respectively.  Legal fees are included in professional fees in the Statements of Operations.  Certain other officers of the Trust are also officers of the Advisor.  Trustees affiliated with the Advisor receive no compensation from the Funds.

Note (G) New Accounting Standards:  In March 2008, FASB issued its Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”).  This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments, b) how derivative instruments and related hedge items are accounted for, and c) how derivative instruments and related hedge items affect a fund’s financial position, results of operations and cash flows.  SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.  As of June 30, 2008 management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedge items.

Availability of Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free at 1-800-245-2100 and the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the period ended June 30, 2008 is available on the SEC’s website at www.sec.gov or by calling the toll-free number listed above.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedules of portfolio holdings on Form N-Q with the SEC.  The Funds will file Form N-Q for the first and third quarters of each fiscal year.  The Funds’ Form N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

(This Page Intentionally Left Blank.)

Statement of Additional Information (SAI):

The SAI contains more detailed information on all aspects of the Funds.  It has been filed with the Securities and Exchange Commission and is incorporated by reference.

To request a free copy of the current SAI please write or call

COUNTRY Funds
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(800) 245-2100

or contact

COUNTRY Fund Management,
a department of
COUNTRY Trust Bank
(309) 821-4600

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at www.sec.gov.  You may request documents from the SEC, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.  To aid you in obtaining this information, the Funds’ 1940 Act registration number is 811-10475.

Investment management, retirement, trust and planning services

COUNTRY Trust Bank
1705 N. Towanda Ave., PO Box 2020
Bloomington, IL 61702-2020
www.countryinvestment.com

SEC file # 811-10475

COUNTRY Mutual Funds Trust
COUNTRY VP Growth Fund
COUNTRY VP Bond Fund

Board of Trustees
Robert W. Weldon
Philip T. Nelson
William G. Beeler
Charlot R. Cole
William H. Olthoff
Nancy J. Erickson
Roger D. Grace
Carson H. Varner Jr.

Officers
Philip T. Nelson, President
Richard L. Guebert, Jr., Vice President
Bruce D. Finks, Vice President
Robert W. Rush Jr., Vice President
John D. Blackburn, Vice President
Erik Gravelle, Vice President
Derek C. Vogler, Vice President
James M. Jacobs, Secretary and
  General Counsel
Kurt F. Bock, Treasurer
Peter J. Borowski, Controller
Barbara L. Mosson, Chief Compliance Officer
  and Anti-Money Laundering Compliance Officer

Investment Advisor
COUNTRY Fund Management, a Department of
  COUNTRY Trust Bank
Bloomington, Illinois

Distributor
COUNTRY Capital Management Company
Bloomington, Illinois

Transfer Agent
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

Custodian
COUNTRY Trust Bank
1705 N. Towanda Ave.
Bloomington, Illinois  61702-2020
www.countryinvestment.com

Independent Registered Public Accounting Firm
Ernst & Young LLP
Chicago, Illinois

General Counsel
James M. Jacobs, Esq.
Office of the General Counsel
Bloomington, Illinois

This Report has been prepared for the general information of shareholders of the Funds and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which contains details concerning the sales charge and other pertinent information.

F30-113-06 (02/08)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  COUNTRY Mutual Funds Trust

By (Signature and Title)*   /s/ Philip T. Nelson
Philip T. Nelson, President

Date                                8/19/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Philip T. Nelson
Philip T. Nelson, President

Date               8/19/08

By (Signature and Title)*   /s/ Kurt F. Bock
Kurt F. Bock, Treasurer

Date               8/19/08

* Print the name and title of each signing officer under his or her signature.